PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2012	At December 31, 2013
	$	$
Buildings	166,300,361	179,807,928
Leasehold improvements	4,873,232	5,790,852
Machinery	422,895,433	452,673,833
Furniture, fixtures and equipment	34,611,247	36,549,260
Motor vehicles	3,023,309	2,954,325

	631,703,582	677,776,198
Less: Accumulated depreciation	(202,390,860)	(283,885,686)

	429,312,722	393,890,512
Construction in process	40,330,100	13,714,467

Property, plant and equipment, net	469,642,822	407,604,979